United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4017

                      (Investment Company Act File Number)


                             Federated Equity Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 10/31/05


                 Date of Reporting Period: Quarter ended 1/31/05



Item 1.     Schedule of Investments



Federated Capital Appreciation Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Shares or
   Principal
   Amount                                                                        Value


                        Common Stocks--98.9%
                        Consumer Discretionary--12.6%
$  918,500              Clear Channel Communications, Inc.                 $     29,786,955
   1,127,300     1      Comcast Corp., Class A                                   35,633,953
   831,800              Gap (The), Inc.                                          18,307,918
   1,314,897            Home Depot, Inc.                                         54,252,650
   516,742              Johnson Controls, Inc.                                   30,570,457
   1,339,590            McDonald's Corp.                                         43,389,320
   382,288              Nike, Inc., Class B                                      33,117,609
   320,300              Omnicom Group, Inc.                                      27,190,267
   861,939              Target Corp.                                             43,760,643
   1,488,574            Viacom, Inc., Class B                                    55,583,353
   2,127,300            Walt Disney Co.                                          60,904,599
                        Total                                                    432,497,724
                        Consumer Staples--12.3%
   1,284,750            Altria Group, Inc.                                       82,005,592
   1,063,550            Coca-Cola Co.                                            44,126,690
   1,178,605            Gillette Co.                                             59,778,846
   2,162,709     1      Kroger Co.                                               36,982,324
   851,242              PepsiCo, Inc.                                            45,711,695
   635,380              Procter & Gamble Co.                                     33,821,277
   1,104,400            Sara Lee Corp.                                           25,931,312
   1,821,090            Wal-Mart Stores, Inc.                                    95,425,116
                        Total                                                    423,782,852
                        Energy--8.6%
   700,316              ChevronTexaco Corp.                                      38,097,190
   345,100              ConocoPhillips                                           32,021,829
   2,721,197            Exxon Mobil Corp.                                        140,413,765
   1,091,900            Halliburton Co.                                          44,909,847
   897,300       1      Transocean Sedco Forex, Inc.                             39,481,200
                        Total                                                    294,923,831
                        Financials--19.1%
   814,140              Allstate Corp.                                           41,065,221
   494,049              American International Group, Inc.                       32,750,508
   1,136,036            Bank of America Corp.                                    52,677,989
   1,141,486            Bank of New York Co., Inc.                               33,913,549
   1,813,350            Citigroup, Inc.                                          88,944,818
   507,922              Federal National Mortgage Association                    32,801,603
   532,700              Goldman Sachs Group, Inc.                                57,451,695
   1,805,105            J.P. Morgan Chase & Co.                                  67,384,570
   405,231              Lehman Brothers Holdings, Inc.                           36,953,015
   946,800              MBNA Corp.                                               25,165,944
   953,900              Merrill Lynch & Co., Inc.                                57,300,773
   1,015,882            Morgan Stanley                                           56,848,757
   669,000              Wachovia Corp.                                           36,694,650
   541,600              Wells Fargo & Co.                                        33,200,080
                        Total                                                    653,153,172
                        Health Care--9.5%
   820,903              Abbott Laboratories                                      36,957,053
   1,026,502            Baxter International, Inc.                               34,654,708
   257,974       1      Biogen Idec, Inc.                                        16,757,991
   592,860              Johnson & Johnson                                        38,358,042
   580,400              McKesson HBOC, Inc.                                      20,017,996
   1,099,016            Medtronic, Inc.                                          57,687,350
   665,883              Merck & Co., Inc.                                        18,678,018
   2,039,408            Pfizer, Inc.                                             49,272,097
   1,332,576            Wyeth                                                    52,809,987
                        Total                                                    325,193,242
                        Industrials--11.9%
   647,700              3M Co.                                                   54,639,972
   291,956              Caterpillar, Inc.                                        26,013,280
   792,940              Cendant Corp.                                            18,673,737
   286,743              Deere & Co.                                              19,908,566
   4,325,205            General Electric Co.                                     156,269,657
   342,600              Ingersoll-Rand Co., Class A                              25,482,588
   828,300              Raytheon Co.                                             30,978,420
   1,311,338            Tyco International Ltd.                                  47,391,755
   1,028,176            Waste Management, Inc.                                   29,817,104
                        Total                                                    409,175,079
                        Information Technology--17.1%
   969,800              Analog Devices, Inc.                                     34,806,122
   5,710,900     1      Applied Materials, Inc.                                  90,803,310
   3,583,733     1      Cisco Systems, Inc.                                      64,650,543
   985,725       1      Dell, Inc.                                               41,163,876
   3,661,400     1      EMC Corp. Mass                                           47,964,340
   518,568              IBM Corp.                                                48,444,623
   3,003,246            Intel Corp.                                              67,422,873
   966,262       1      KLA-Tencor Corp.                                         44,689,618
   626,900       1      Lam Research Corp.                                       16,775,844
   3,270,429            Microsoft Corp.                                          85,946,874
   3,178,441     1      Oracle Corp.                                             43,767,133
                        Total                                                    586,435,156
                        Materials--2.9%
   1,086,642            Alcoa, Inc.                                              32,066,805
   753,900              Du Pont (E.I.) de Nemours & Co.                          35,855,484
   830,000              International Paper Co.                                  32,494,500
                        Total                                                    100,416,789
                        Telecommunication Services--4.1%
   1,537,900            BellSouth Corp.                                          40,354,496
   1,975,024            SBC Communications, Inc.                                 46,926,570
   1,502,891            Verizon Communications                                   53,487,891
                        Total                                                    140,768,957
                        Utilities--0.8%
   1,185,700            NiSource, Inc.                                           27,152,530
                        Total Common Stocks

                        (identified cost $2,938,207,995)                         3,393,499,332
                        Repurchase Agreement--1.2%
   40,029,000           Interest in $2,000,000,000 joint repurchase
                        agreement with Barclays Capital, Inc., 2.52%,
                        dated 1/31/2005 to be repurchased at
                        $40,031,802 on 2/1/2005, collateralized by U.S.
                        Government Agency Obligations with various
                        maturities to 5/15/2029, collateral market
                        value $2,040,143,633                                     40,029,000
                        Total Investments - 100.1%
                         (identified cost $2,978,236,995)2                       3,433,528,332
                        other assets and liabilities - net - (0.1)%              (3,438,155)
                        total net assets - 100%                            $     3,430,090,177

1    Non-income producing security.

2    The cost of investments for federal tax purposes amounts to $2,978,236,995.
     The net unrealized appreciation of investments for federal tax purposes was
     $455,291,337. This consists of net unrealized appreciation from investments for those  securities  having an excess of value over cost of  $518,783,871 and net  unrealized  depreciation  from  investments  for those  securities having an excess of cost over value of $63,492,534.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision by the Board of Trustees (the "Trustees").





Federated Kaufmann Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Shares, Principal
   Amount or
   Units Held                                                                         Value
                                 Common Stocks--87.1%
                                 Consumer Discretionary--17.8%
   750,000             1,2        1-800-FLOWERS.COM, Inc.                          $  5,512,500
   5,200,000           1,2,3      Advance Auto Parts, Inc.                            224,120,000
   645,000             1,2        Bed Bath & Beyond, Inc.                             25,987,050
   325,279                       Bharat Forge Ltd.                                    10,091,512
   892,100             2         Blockbuster, Inc.                                    8,171,636
   784,700             1,2,3      Brillian Corp.                                      1,906,821
   303,700             1,2        Cabela's, Inc., Class A                             6,453,625
   200,000             2         Carnival Corp.                                       11,520,000
   800,000                       Centerplate, Inc.                                    10,880,000
   2,000,000           1,2,3      Central European Media Enterprises Ltd.,
                                 Class A                                              73,800,000
   475,000             1,2        Cheesecake Factory, Inc.                            15,375,750
   950,000                       Clear Channel Communications, Inc.                   30,808,500
   2,938,500           1,2        Clear Media Ltd.                                    2,919,738
   740,000             1,2        Cost Plus, Inc.                                     19,410,200
   1,500,000           1,2        Dick's Sporting Goods, Inc.                         51,000,000
   900,000             2         Dollar General Corp.                                 18,189,000
   500,000             1,2        Dollar Tree Stores, Inc.                            13,615,000
   1,525,000           1          Domino's Pizza, Inc.                                25,437,000
   200,800             2         E.W. Scripps Co., Class A                            9,309,088
   8,800               1          Garmin Ltd.                                         484,000
   101,156             1         Hollywood Media Corp., Warrants 5/22/2007            350,525
   397,600             1          Hot Topic, Inc.                                     7,705,488
   950,000             1,2        IAC Interactive Corp.                               23,018,500
   18,070,300          3         J.D. Wetherspoon PLC                                 87,629,539
   950,000             1,2        Lamar Advertising Co.                               40,831,000
   500,000             1,2        Lodgenet Entertainment                              9,025,000
   658,100             1          Maruti Udyog Ltd.                                   6,814,716
   1,000,000           1,2        New York & Company                                  17,500,000
   761,900                       Orient-Express Hotel Ltd.                            15,618,950
   2,375,000           1,2        PETCO Animal Supplies, Inc.                         90,178,750
   8,000,000           3         PetSmart, Inc.                                       241,840,000
   49,700              2         Regal Entertainment Group                            989,030
   32,396              1          SKY Perfect Communications, Inc.                    28,919,417
   300,000             2         Speedway Motorsports, Inc.                           11,625,000
   500,000             1          Stamps.com, Inc.                                    6,445,000
   570,000             1,2        Texas Roadhouse, Inc.                               18,319,800
   500,000             1,2        Timberland Co., Class A                             32,870,000
   240,000             2         USS Co. Ltd.                                         19,849,450
   1,000,000           1,2        UnitedGlobalCom, Inc., Class A                      9,770,000
   950,000                       Viacom, Inc., Class B                                35,473,000
   1,100,000           1,2        Williams-Sonoma, Inc.                               38,060,000
   2,872,000           1          Wumart Stores, Inc., Class H                        4,565,861
                                 Total                                                1,312,390,446
                                 Consumer Staples--2.3%
   2,319,600           1,3        B&G Foods, Inc.                                     33,866,160
   2,000,000           1          Dean Foods Co.                                      70,460,000
   10,079,000                    People's Food Holdings Ltd.                          8,926,279
   250,000             1          Shoppers Drug Mart Corp.                            7,895,903
   1,100,000           1,4,5      Shoppers Drug Mart Corp.                            34,741,973
   190,000             2         Whole Foods Market, Inc.                             16,989,800
                                 Total                                                172,880,115
                                 Energy--2.7%
   400,000                       ENSCO International, Inc.                            13,692,000
   960,000             2         EnCana Corp.                                         56,726,400
   550,000             2         Kinder Morgan, Inc.                                  41,272,000
   200,000             1,2        Noble Corp.                                         10,670,000
   200,000             1          Oceaneering International, Inc.                     7,622,000
   100,000             1          Oil States International, Inc.                      1,905,000
   794,600             1          The Houston Exploration Co.                         43,075,266
   695,000             1,2        Todco, Class A                                      14,261,400
   200,000             1,2        Transocean Sedco Forex, Inc.                        8,800,000
   67,400              1          Willbros Group Inc.                                 1,445,056
                                 Total                                                199,469,122
                                 Financials--13.7%
   1,682,600           1,2        Advance America Cash Advance, Inc.                  37,521,980
   1                   4,5        Apollo Investment Fund V                            4,073,510
   800,000             1,2        Assurant, Inc.                                      26,024,000
   2,170,000                     Axis Capital Holdings Ltd.                           59,371,200
   124,000             2         BioMed Realty Trust, Inc.                            2,473,800
   5,000,000           1,3        CB Richard Ellis Services                           174,950,000
   1,050,000           1          Calamos Asset Management, Inc.                      26,523,000
   1,200,000           2         Capital One Financial Corp.                          93,936,000
   1                   4,5        Denovo Ventures I LP                                11,266,555
   993,000                       Developers Diversified Realty                        39,471,750
   940,600                       Endurance Specialty Holdings Ltd.                    32,356,640
   1                   1,4,5      FA Private Equity Fund IV LP                        259,010
   150,800             1,2        Federal Agricultural Mortgage Association,
                                 Class C                                              3,258,788
   177,900             1          GFI Group, Inc.                                     4,668,096
   201,400             2         Global Signal, Inc.                                  5,236,400
   1                   4,5        Greenfield Technology Venture Fund                  33,287
   1,075,000           2         IndyMac Bancorp, Inc.                                39,732,000
   1                   4,5        Infrastructure Fund                                 189,713
   1                   4,5        Internet.com Venture Fund III                       0
   2,850,000           2         Labranche & Co. Inc.                                 28,443,000
   1                   4,5        Latin Healthcare Fund                               7,770,184
   120,000             1,2        Markel Corp.                                        40,920,000
   1                   1,4,5      Peachtree Heartlab Partners                         673,750
   1                   1,4,5      Peachtree Leadscope LLC                             68,340
   1                   1,4,5      Peachtree Leadscope LLC                             300,000
   1                   4,5        Peachtree Open Networks                             173,000
   1                   4,5        Peachtree Velquest                                  47,750
   1                   4,5        Peachtree/CB Partners                               0
   1,115,000           1,2,3      Philadelphia Consolidated Holding Corp.             74,783,050
   1                   4,5        Rocket Ventures II                                  491,983
   148,160             2         SFCG Co. Ltd.                                        37,061,448
   7,618,900           2         Shinsei Bank Ltd.                                    46,101,624
   950,000             2         St. Joe Co.                                          65,360,000
   603,188                       State Bank of India                                  8,883,704
   400,000             2         U-Store-It Trust                                     6,560,000
   73,300                        White Mountains Insurance Group, Inc.                43,320,300
   2,200,000           2         Willis Group Holdings Ltd.                           85,096,000
   300,000             1,2        Ziprealty, Inc.                                     5,244,000
                                 Total                                                1,012,643,862
                                 Healthcare--16.3%
   500,000             1          ATS Medical, Inc.                                   2,075,000
   200,000             1          Acadia Pharmaceuticals, Inc.                        1,414,000
   912,200             1,2        Alexion Pharmaceuticals, Inc.                       22,567,828
   29,800              1          Align Technology, Inc.                              258,068
   900,000             2         Allergan, Inc.                                       68,355,000
   1,277,600           1,3        Anika Therapeutics, Inc.                            11,345,088
   650,000             1,4,5      Aradigm Corp., Warrants 12/17/2006                  125,835
   1                   1         Ardais Corp., Warrants                               217,130
   1                   1         Ardais Corp., Warrants                               217,130
   434,259             1,4        Ardais Corp., Warrants 1/1/2005                     0
   434,259             1         Ardais Corp., Warrants 4/14/2009                     0
   504,700             1,2        Arena Pharmaceuticals, Inc.                         3,033,247
   360,300             1,2        Arthrocare Corp.                                    10,718,925
   950,000             1,2        Aspect Medical Systems, Inc.                        21,413,000
   520,300             1          Auxilium Pharmaceutical, Inc.                       3,652,506
   3,000,000           1,2,3      Avigen, Inc.                                        8,520,000
   100,000             1,2        Biosite Diagnostics, Inc.                           5,800,000
   850,000             1          Boston Scientific Corp.                             28,101,000
   100,000             2         Cardinal Health, Inc.                                5,632,000
   950,000             1          Caremark Rx, Inc.                                   37,145,000
   225,000             1,2        Cepheid, Inc.                                       2,305,125
   800,000             1,2        Charles River Laboratories International, Inc.      37,904,000
   555,000             1,3        Chindex International, Inc.                         4,384,500
   111,000             1,3       Chindex International, Inc., Warrants 3/31/2009      480,097
   347,492             4,5        CompBenefits Corp.                                  304,055
   3,591,100           1,2,3      Conceptus, Inc.                                     25,173,611
   600,000                        Conceptus, Inc.
                       1,3,4,5                                                        4,206,000
   714,286                        Conceptus, Inc.
                       1,3,4,5                                                        5,007,145
   200,000             1,2        Corgentech, Inc.                                    1,234,000
   500,000             1,4,5      Cortek, Inc.                                        660,000
   2,386,900           1,2        Cubist Pharmaceuticals, Inc.                        27,258,398
   1,945,200           1,2,3      Curon Medical, Inc.                                 3,053,964
   1,500,000           1,2,3      Cypress Biosciences, Inc.                           20,482,500
   3,835,000           1          Cytyc Corp.                                         96,066,750
   149,000             1,2        Dade Behring Holdings, Inc.                         8,515,350
   896,300             1,2        Digirad Corp.                                       6,767,065
   2,972,500           1,2,3      Dyax Corp.                                          16,824,350
   1,302,700           1,3        Dynavax Technologies Corp.                          9,353,386
   600,000             1          Endologix, Inc.                                     4,116,000
   3,555,556           1          Endologix, Inc.                                     24,391,114
   1,312,250           1,4,5      Endologix, Inc.                                     9,002,035
   200,000             1,2        Gen-Probe, Inc.                                     9,762,000
   10,000              1,2        Given Imaging Ltd.                                  333,800
   500,000             1          HealthSouth Corp.                                   2,925,000
   685,500             1,2        I-Flow Corp.                                        12,037,380
   2,300,000           1,2,3      INAMED Corp.                                        159,160,000
   3,000,000           1,2,3      Illumina, Inc.                                      29,070,000
   899,800             1,2        Immunicon Corp.                                     5,389,802
   447,000             1,2        Incyte Genomics, Inc.                               4,005,120
   4,000,000           1,2,3      Isis Pharmaceuticals, Inc.                          20,320,000
   570,000             1,2        Kinetic Concepts, Inc.                              37,050,000
   1,185,200           1,2        Kosan Biosciences, Inc.                             8,379,364
   1,500,000           1,2        Kyphon, Inc.                                        41,205,000
   7,500,000           1,3        La Jolla Pharmaceutical Co.                         11,175,000
   13,393                        Medtronic, Inc.                                      702,999
   1,000,000                     Merck & Co., Inc.                                    28,050,000
   23,613              1          Migenix, Inc.                                       15,601
   200,000             1          Millennium Pharmaceuticals, Inc.                    1,842,000
   1,109,000           1,3        NMT Medical, Inc.                                   6,532,010
   723,800             1,2        Neurochem, Inc.                                     13,238,302
   1,662,084           1,2,3      Nicox                                               9,293,324
   207,100             1,2        Northfield Laboratories, Inc.                       3,897,622
   37,037              1          Onyx Pharmaceuticals, Inc.                          1,075,555
   271,500             1,2        Orthofix International NV                           10,854,570
   248,700             1,2        PRA International                                   6,021,027
   2,556,800           1,2,3      Pharmacyclics, Inc.                                 24,059,488
   516,896             1          Point Therapeutics, Inc.                            3,184,079
   608,500             1,2        Renovis, Inc.                                       7,344,595
   469,087             1,2        Rita Medical Systems, Inc.                          1,487,006
   458,965             1         Sanarus Medical, Inc., Warrants                      0
   100,000             1          Sangamo BioSciences, Inc.                           494,000
   2,650,000                     Schering Plough Corp.                                49,184,000
   389,600             1          Stratagene Corp.                                    2,571,360
   200,000             1          Symbion, Inc.                                       4,014,000
   70,700              1          Symmetry Medical, Inc.                              1,424,605
   750,000             1,2        TLC Vision Corp.                                    6,982,500
   2,375,000           1,2,3      United Surgical Partners International, Inc.        93,551,250
   250,000                       UnitedHealth Group, Inc.                             22,225,000
   45,100              1          Urologix, Inc.                                      245,795
   344,900             1          VCA Antech, Inc.                                    6,397,895
   1,000,000           1          Vasogen, Inc.                                       4,980,000
   1,250,000           1,3        Vical, Inc.                                         6,000,000
   1,410,138           3         World Heart Corp., Warrants 9/22/2008                1,583,062
   3,065,314           1,2,3      Xcyte Therapies, Inc.                               6,927,609
                                 Total                                                1,203,071,922
                                 Industrials--14.2%
   2,636,800           1          ABX Air, Inc.                                       20,962,560
   505,400                       Bharat Heavy Electricals Ltd.                        8,692,949
   1,000,000                     CNF Transportation, Inc.                             46,910,000
   4,000,000                     Cendant Corp.                                        94,200,000
   1,150,000           2         Chicago Bridge & Iron Co., N.V.                      43,470,000
   744,500             1,2        CoStar Group, Inc.                                  31,976,275
   500,000             1          Coinmach Service Corp.                              6,300,000
   300,000             1,3        Concorde Career Colleges, Inc.                      5,205,000
   1,000,000           2         Cummins, Inc.                                        77,670,000
   385,000             1,2        DRS Technologies, Inc.                              15,631,000
   4,758,700                     Deutsche Post AG                                     110,834,181
   350,300             2         EDO Corp.                                            11,192,085
   1,000,000           1,2        Educate, Inc.                                       12,990,000
   1,150,000           2         Expeditors International Washington, Inc.            64,561,000
   205,100             1,2        Exponent, Inc.                                      5,117,245
   1,125,000                     FedEx Corp.                                          107,606,250
   400,000             1          Forward Air Corp.                                   17,046,000
   1,500,000           1          Interline Brands, Inc.                              27,450,000
   800,000             1,2        Kansas City Southern Industries, Inc.               13,968,000
   207,495                       Kuehne & Nagel International AG                      42,408,247
   105,800                       Larsen & Toubro Ltd.                                 2,436,951
   1,000,000           2         Masco Corp.                                          36,800,000
   936,301             1,2,3      NuCo2, Inc.                                         20,523,718
   1,250,000                     Overnite Corp.                                       38,600,000
   2,300,000           2         Rinker Group Ltd.                                    19,965,293
   750,000             1,2        Ryanair Holdings PLC, ADR                           35,122,500
   500,000                       Ryder Systems, Inc.                                  22,775,000
   220,000             1,2        SI International, Inc.                              5,632,000
   800,000             2         Simpson Manufacturing Co., Inc.                      28,720,000
   960,000                       United Parcel Service, Inc.                          71,692,800
                                 Total                                                1,046,459,054
                                 Information Technology--14.8%
   1,843,000           1,2        ATI Technologies, Inc.                              31,939,190
   400,000             1,2        ATI Technologies, Inc.                              6,938,726
   3,700,000           1          Accenture Ltd.                                      96,385,000
   1,000,000                     Adtran, Inc.                                         17,910,000
   1,200,000           1,2        Affiliated Computer Services, Inc., Class A         65,028,000
   830,000             1,2        Altiris, Inc.                                       26,983,300
   800,000             1          Amdocs Ltd.                                         23,800,000
   9,000               1,4,5      Attunity Ltd., Warrants 3/21/2005                   0
   9,000               1,4,5      Attunity Ltd., Warrants 3/22/2005                   0
   750,000                       Autodesk, Inc.                                       22,027,500
   827,900             1,2,3      Bankrate, Inc.                                      15,042,943
   500,000             1          Bankrate, Inc.                                      9,085,000
   1,086,000           1,2        Blackboard Inc.                                     19,428,540
   150,000             1,2        Broadcom Corp.                                      4,774,500
   3,138,200           1          CSR PLC                                             23,728,708
   1,000,000           1          Check Point Software Technologies Ltd.              24,280,000
   1,711,979           1,2        Cirrus Logic, Inc.                                  7,857,984
   400,000             1          Citrix Systems, Inc.                                8,580,000
   1,200,000           1          Cogent, Inc.                                        36,360,000
   350,000             1,2        Cognos, Inc.                                        14,479,500
   2,000,000           1,3        Digital Impact, Inc.                                2,900,000
   108,700             1          Digital River, Inc.                                 4,251,257
   1,059,322           4,5        Expand Networks Ltd.                                497,881
   762,500             1,2        Filenet Corp.                                       17,041,875
   100,000             1,2        Google Inc.                                         19,563,000
   1,500,000           1          Homestore.com, Inc.                                 3,540,000
   750,000             1,2        Hyperion Solutions Corp.                            36,030,000
   400,000             1,2        InfoSpace.com, Inc.                                 18,884,000
   1,083,900           1,2,3      Infocrossing, Inc.                                  19,499,361
   356,234             1,3       Infocrossing, Inc., Warrants 10/21/2008              3,968,814
   610,000             1,2        Intrado, Inc.                                       8,198,400
   287,500             1,2        Iron Mountain, Inc.                                 8,107,500
   90,800              1,2        Jamdat Mobile, Inc.                                 1,991,244
   1,720,600           1,2,3      Komag, Inc.                                         33,431,258
   1,700,000           1,2        M-Systems Flash Disk Pioneers Ltd.                  34,187,000
   3,400,000           1,2        MEMC Electronic Materials                           41,820,000
   300,000             1          Macromedia, Inc.                                    10,272,000
   3,230,000           1,2,3      Magma Design Automation                             43,605,000
   1,600,000           1,2       Microsemi Corp.                                      24,688,000
   720,000                       Microsoft Corp.                                      18,921,600
   900,000             1,2        Mobility Electronics, Inc.                          7,038,000
   1,200,000           1,2        NAVTEQ Corp.                                        45,948,000
   900,000             1,2        NetIQ Corp.                                         10,584,000
   3,000,000           1,2,3      NIC, Inc.                                           14,475,000
   298,100             1,2        Ninetowns Digital World, ADR                        2,697,507
   530,000                        Online Resources Corp.
                       1,3,4,5                                                        4,674,600
   1,500,000           1,2,3      Online Resources Corp.                              13,230,000
   1,000,000           1          Oracle Corp.                                        13,770,000
   750,000             1,2        Portalplayer, Inc.                                  15,397,500
   1,191,600           1,2,3      PowerDsine Ltd.                                     14,203,872
   1,100,000           1          Quest Software, Inc.                                15,620,000
   85,100              1,2        RADWARE Ltd.                                        2,075,589
   1,200,000           1          S1 Corp.                                            9,918,000
   250,000             2         SAP AG (Systeme, Anwendungen, Produkte in der
                                 Datenverarbeitung), ADR                              9,680,000
   146,300             1,2        Salesforce.com Inc.                                 2,004,310
   250,000             1,2        Sandisk Corp.                                       6,175,000
   1                   4,5        Sensable Technologies, Inc.                         302,348
   3,751,199                     Sensable Technologies, Inc.                          0
   600,000             1,2        Sigmatel Inc.                                       23,646,000
   700,000             1,2        Support.com, Inc.                                   4,291,000
   1,100,000           1,2        TNS, Inc.                                           24,486,000
   500,000             1          Tata Consultancy Services Ltd.                      14,900,332
   415,900             1          Telvent GIT, S.A.                                   4,329,519
   100,000             1,2        ValueClick, Inc.                                    1,323,000
   837,500             1,2        Visual Networks, Inc.                               3,852,500
   700,000             1          Xyratex Ltd.                                        13,083,000
   1,300,000           1,2,3      eCollege.com                                        13,533,000
                                 Total                                                1,097,265,158
                                 Materials--2.6%
   1,000,000           2         Arch Coal, Inc.                                      36,550,000
   4,500,000           2,3       Celanese Corp                                        72,585,000
   365,480             2         Cemex S.A. de C.V., ADR                              13,698,190
   357,500             1,2        Foundation Coal Holdings, Inc.                      7,847,125
   24,292,000          1          Lee & Man Paper Manufacturing Ltd.                  18,063,745
   380,000             2         Newmont Mining Corp.                                 15,804,200
   300,000                       Peabody Energy Corp.                                 25,425,000
                                 Total                                                189,973,260
                                 Telecommunication Services--1.4%
   200,000             1          123 Multimedia                                      9,384,115
   248,500             1,2        Callwave, Inc.                                      2,678,830
   297,800             1,2        China Netcom Group Corp. (Hong Kong) Ltd., ADR      8,549,838
   20,000                        PT Telekomunikasi Indonesia, Class CS, ADR           415,000
   5,500,000           2         Singapore Telecom Ltd.                               8,566,193
   6,947,194                     Telia AB                                             39,354,960
   4,000,000           1,3        Time Warner Telecom, Inc.                           13,960,000
   597,800             1,2        Western Wireless Corp., Class A                     22,584,884
                                 Total                                                105,493,820
                                 Utilities--1.3%
   23,647,800          1          China Power International Development Ltd.          7,958,598
   150,000                       Consolidated Water Co.                               4,560,000
   10,000                        Electricity Generating Public Co. Ltd.               21,401
   8,500,000           2         Enel SpA                                             79,875,765
   1,480,000           1          National Thermal Power Corp. Ltd.                   2,929,820
                                 Total                                                95,345,584
                                 Total Common Stocks (identified cost
                                 $4,769,223,854)                                      6,434,992,343
                                 Preferred Stocks--0.8%
                                 Financials--0.0%
   1                   4,5        Incuvest LLC, Pfd.                                  0
                                 Healthcare--0.3%
   686,009             1,4,5      Acadia Pharmaceuticals, Inc., Conv. Pfd.            4,850,084
   1,694,915           4,5        Ardais Corp., Conv. Pfd.                            100,000
   790,960             4,5        Ardais Corp., Conv. Pfd., Series C                  46,667
   3,985               4,5        CompBenefits Corp., Pfd.                            2,105,742
   4,761,904           4,5        Converge Medical, Inc., Pfd., Series C              0
   446,816             4,5        Cortek, Inc., Conv. Pfd., Series D2                 589,797
   1,515,152           4,5        Cortex, Inc., Pfd., Series D                        2,000,001
   252,130                       Dexcom, Inc., Pfd.                                   678,910
   2,083,333           4,5        Dexcom, Inc., Pfd., Series B                        4,791,666
   434,783             4,5        Dexcom, Inc., Pfd., Series C                        1,000,001
   645,161             4,5        Dia Dexus, Pfd., Series C                           503,226
   70,838              4,5        Migenix, Inc., Conv. Pfd.                           42,121
   70,838              4,5        Migenix, Inc., Conv. Pfd.                           32,761
   70,838              4,5        Migenix, Inc., Conv. Pfd.                           23,401
   1,058,043           4,5        Sanarus Medical, Inc., Pfd., Series A               1,093,593
   1,448,436           4,5        Sanarus Medical, Inc., Pfd., Series B               1,585,748
   4,456,271           4,5        Sanarus Medical, Inc., Pfd., Series C               3,030,264
                                 Total                                                22,473,982
                                 Information Technology--0.0%
   679,348             4,5        Multiplex, Inc., Pfd., Series C                     135,870
   2,000,000                     Ryan Hankin Kent, Inc., Pfd., Series B               0
   1,333,334           4,5        Sensable Technologies, Inc., Pfd., Series B         725,975
   443,979             4,5        Sensable Technologies, Inc., Pfd., Series C         443,979
                                 Total                                                1,305,824
                                 Materials--0.1%
   347,400                       Celanese Corp, Pfd.                                  8,806,590
                                 Telecommunication Services--0.4%
   500,000                       Crown Castle International Corp., Conv. Pfd.,
                                 $3.13, Annual Dividend                               24,750,000
                                 Total Preferred Stocks (identified cost
                                 $84,412,800)                                         57,336,396
                                 Corporate Bonds--0.6%
                                 Consumer Discretionary--0.3%
$  29,900,000          3,4,5      Citadel Broadcasting Corp., Conv. Bond,
                                 1.875%, 2/15/2011                                    25,826,125
                                 Consumer Staples--0.1%
   3,500,000                     B&G Foods Holdings Corp., Sr. Note, 8.00%,
                                 10/1/2011                                            3,740,625
                                 Industrials--0.1%
   1,000,000                     Roper Industries, Inc., Conv. Bond, 1.4813%,
                                 1/15/2034                                            453,350
   7,000,000                     School Specialty, Inc., Sub. Note, 3.75%,
                                 8/1/2023                                             8,085,000
                                 Total                                                8,538,350
                                 Telecommunication Services--0.0%
   2,000,000           4,5        American Tower Systems Corp., Series 144A,
                                 7.125%, 10/15/2012                                   2,020,000
                                 Utilities--0.1%
   5,000,000           2         Calpine Corp., Sr. Note, 10.50%, 5/15/2006           4,887,500
                                 Total Corporate Bonds (identified cost
                                 $48,458,223)                                         45,012,600
                                 PURCHASED PUT OPTIONS--0.0%
   10,000,000                    BONY CHF PUT/USD CALL, Expiration Date,
                                 4/21/2005                                            50,000
   10,000,000                    BONY CHF PUT/USD CALL, Expiration Date,
                                 4/21/2005                                            367,000
   49,000,000                    BONY EURO PUT/USD CALL, Expiration Date,
                                 4/21/2005                                            215,600
   49,000,000                    BONY EURO PUT/USD CALL, Expiration Date,
                                 4/21/2015                                            303,800
                                 Total PURCHASED PUT OPTIONS (identified cost
                                 $864,600)                                            936,400
                                 Repurchase Agreements--12.1%
   393,366,000                   Interest in $2,000,000,000 joint repurchase
                                 agreement with Barclays Capital, Inc., 2.52%,
                                 dated 1/31/2005, to be repurchased at
                                 $393,393,536 on 2/1/2005, collateralized by
                                 U.S. Government Agency Obligations with
                                 various maturities to 5/15/2029, collateral
                                 market value $2,040,143,633.                         393,366,000
   500,000,000                   Interest in $1,105,000,000 joint repurchase
                                 agreement with Morgan Stanley & Co., Inc.,
                                 2.52%, dated 1/31/2005, to be repurchased at
                                 $500,035,000 on
                                 2/1/2005, collateralized by U.S. Government
                                 Agency Obligations with various maturities to
                                 12/15/2016, collateral market value
                                 $1,127,729,490.                                      500,000,000
                                 Total repurchase agreements (at amortized cost)      893,366,000
                                 MUTUAL FUND--8.3%
   614,199,496         3         Prime Value Obligation Fund, IS Shares (at net
                                 asset value) (held as collateral for
                                 securities lending)                                  614,199,496
                                 Total Investments--108.9%
                                 (identified cost $6,410,524,973)6                    8,045,843,235
                                 other assets and liabilities--net--(8.9)%            (655,812,595)
                                 total net assets--100%                             $ 7,390,030,640
                                 schedule of securities sold short
   37,037                        Onyx Pharmaceuticals, Inc. (Proceeds
                                 $1,235,292)                                       $  1,075,555

---------------------------------------------------------------------------------------------

1    Non-income producing security.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Certain shares are temporarily on loan to unaffiliated brokers/dealers.  As of January
2    31, 2005, securities subject to this type of arrangement and related collateral were as follows:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Market Value of Securities Loaned               Market Value of Collateral
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
$594,059,187                                    $614,199,496
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
     Affiliated company. These are companies in which the Fund has ownership of at least 5%
3    of the voting shares. At January 31, 2005, these securities amounted to $1,730,811,645 which represents 23.4% of net assets. Transactions with affiliated companies
     (excluding $614,199,496 invested in Prime Value Obligations Fund) during the three months ended January 31, 2005 are as follows:

---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
Affiliates                 Purchase Cost      Sales Proceeds      Dividend        Value
                                                                   Income
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.     $8,584,045        $100,825,923         $---       $224,120,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Anika Therapeutics, Inc.        ---             1,798,361            ---        11,345,088
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Avigen, Inc.                    ---                ---               ---        8,520,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
B&G Foods, Inc.                 ---             1,130,691         1,018,304     33,866,160
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Bankrate, Inc.                  ---             2,079,164            ---        15,042,943
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Brillian Corp.                  ---                ---               ---        1,906,821
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
CB Richard Ellis Services    56,131,600         27,455,072           ---       174,950,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Celanese Corp.               72,009,210            ---               ---        72,585,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Central European Media
Enterprises Ltd., Class A    8,434,205             ---               ---        73,800,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Chindex Interntional,           ---                ---               ---        4,384,500
Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Chindex International,
Inc., Warrants 3/31/2009        ---                ---               ---         480,097
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Citadel Broadcasting
Corp., Conv. Bond,              ---                ---               ---        25,826,125
1.875%, 2/15/2011
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Conceptus, Inc.                 ---               28,439             ---        25,173,611
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 Conceptus, Inc.                ---                ---               ---        4,206,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 Conceptus, Inc.                ---                ---               ---        5,007,145
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Concorde Career                 ---                ---               ---        5,205,000
Colleges, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Crown Castle
International Corp.,            ---                ---             420,225      24,750,000
Conv. Pfd., $3.13
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Curon Medical, Inc.             ---                ---               ---        3,053,964
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Cypress Biosciences, Inc.       ---                ---               ---        20,482,500
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Digital Impact, Inc.            ---              347,049             ---        2,900,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dyax Corp.                      ---              728,273             ---        16,824,350
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dynavax Technologies         5,646,120             ---               ---        9,353,386
Corp.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
eCollege.Com                  993,534              ---               ---        13,533,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
INAMED Corp.                 41,029,812         12,135,833           ---       159,160,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Illumina, Inc.                  ---                ---               ---        29,070,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Infocrossing, Inc.            856,144              ---               ---        19,499,361
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Infocrossing, Inc.,             ---                ---               ---        3,968,814
Warrants 10/21/2008
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Isis Pharmaceuticals,           ---                ---               ---        20,320,000
Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
J.D. Wetherspoon PLC            ---             14,341,078           ---        87,629,539
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Komag, Inc.                     ---             4,918,634            ---        33,431,258
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
La Jolla Pharmaceutical      10,500,000            ---               ---        11,175,000
Co.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Magma Design Automation         ---             2,348,777            ---        43,605,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NIC, Inc.                       ---              943,675             ---        14,475,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NMT Medical, Inc.               ---                ---               ---        6,532,010
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Nicox                           ---                ---               ---        9,293,324
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
NuCo2, Inc.                  6,549,120             ---               ---        20,523,718
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Online Resources Corp.          ---                ---               ---        13,230,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Online Resources Corp.          ---                ---               ---        4,674,600
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
PetSmart, Inc.                  ---             68,977,610         240,000     241,840,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Pharmacyclics, Inc.             ---              162,260             ---        24,059,488
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Philadelphia
Consolidated Holding            ---             3,073,111            ---        74,783,050
Corp.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
PowerDsine Ltd.                 ---                ---               ---        14,203,872
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Time Warner Telecom, Inc.       ---             2,194,830            ---        13,960,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
United Surgical Partners
International, Inc.             ---             3,722,529            ---        93,551,250
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Vical, Inc.                     ---                ----              ---        6,000,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
World Heart Corp.,              ---                ---               ---        1,583,062
Warrants 9/22/2008
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Xcyte Therapies, Inc.         894,060           1,075,818            ---        6,927,609
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
TOTAL OF AFFILIATED
TRANSACTIONS                $148,254,520       $248,287,127      $1,678,529   $1,730,811,645
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
4   Denotes a restricted security, including securities purchased under Rule 144A of the
    Securities Act 1933.  These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At January
    31, 2005, these securities amounted to $135,815,975 which represents 1.8% of total net assets.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
5   Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees (the
    "Trustees").  At January 31, 2005, these securities amounted to $135,815,975 which represents 1.8% of total net assets.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Additional information on restricted securities, excluding securities purchased under Rule
144A that have been deemed liquid by the Trustees, held at January 31, 2005 is as follows:
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                     Acquisition Date          Acquisition
Security                                                                           Cost
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Apollo Investment Fund V                                5/18/2001               $2,163,841
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Aradigm Corp. - Warrants 12/17/2006                     12/17/2001                 ---
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ardais Corp. - Warrants 4/14/2009                       4/15/2004                  ---
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ardais Corp Conv. Pfd.                             3/2/2001 - 3/8/2001          9,999,998
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ardais Corp. Conv. Pfd. Series C                        12/18/2002              4,666,664
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Attunity Ltd. - Warrants 3/21/2005                      7/13/2000                  ---
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Attunity Ltd. - Warrants 3/22/2005                      7/13/2000                  ---
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
CompBenefits Corp., Pfd.                               5/24/1995 -              4,090,205
                                                        7/12/2000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
CompBenefits Corp.                                     5/24/1995 -               176,696
                                                        7/12/2000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Conceptus, Inc.                                         4/10/2001               5,000,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Converge Medical, Inc., Series C Pfd.                   10/25/2001              3,000,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Cortek, Inc.                                            2/29/2000               1,000,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Cortek, Inc., Pfd., Series D                            6/18/2001               2,000,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Cortek, Inc., Conv. Pfd., Series D2                     3/31/2003                589,797
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
De Novo Ventures I, LP                                   3/9/2000               8,500,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
DexCom, Inc., Pfd., Series B                            12/1/2000               3,000,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
DexCom, Inc., Pfd., Series C                            5/17/2002               1,000,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Dia Dexus, Inc. Series C                                 4/4/2000               4,999,998
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Endologix, Inc.                                        12/18/2003 -             6,031,079
                                                        1/23/2004
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Expand Networks Ltd.                                    9/22/2000               2,500,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
FA Private Equity Fund IV, LP                            3/4/2002                271,984
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Greenfield Technology Venture Fund                      6/15/1998                 88,344
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Incuvest LLC, Pfd.                                       1/6/2000               5,000,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Infrastructure Fund                                     8/11/2000                484,175
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Internet.com Venture Partner III                       5/17/2000 -               557,793
                                                        7/28/2000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Latin Healthcare Fund                                   11/28/2000              8,573,040
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Migenix, Inc., Conv. Pfd.                               10/27/2004              1,200,006
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Migenix, Inc., Conv. Pfd.                               10/27/2004              1,471,687
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Migenix, Inc., Conv. Pfd.                               10/27/2004              1,200,006
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Multiplex, Inc., Pfd., Series C                         2/22/2001               5,000,001
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Peachtree/CB Partners                                    3/8/2000               3,503,863
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Peachtree Heartlab Partners                              4/3/2001                687,795
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Peachtree/Leadscope, LLC                                4/30/2002               3,000,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Peachtree/Leadscope, LLC                                6/30/2000                712,054
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Peachtree Open Networks                                 10/5/2000                990,753
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Peachtree Velquest                                      9/14/2000                494,382
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rocket Ventures II, LP                                  7/20/1999               7,515,342
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sanarus Medical, Inc., Pfd., Series A                  11/16/1999 -             1,561,804
                                                        11/12/2004
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sanarus Medical, Inc., Pfd., Series B                   7/16/2001               2,495,648
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sanarus Medical, Inc., Pfd., Series C                   10/23/2003              3,004,288
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sensable Technologies, Inc.                             12/16/2003               277,697
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sensable Technologies, Inc., Pfd., Series B             12/23/1997              2,064,237
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sensable Technologies, Inc., Pfd., Series C              4/5/2000               1,474,010
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
6   The cost of investments for federal tax purposes amounts to $6,410,527,079. The net unrealized appreciation of investments for federal tax purposes was $1,635,316,156.
    This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,817,944,598 and net unrealized depreciation from investments for those securities having an excess of cost over value of
    $182,628,442.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
The following is a summary of the Fund's written option activity:
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Contracts                  Number of Contracts               Aggregate Face Value
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Outstanding at prior                0                                 $0
period-end
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Contracts opened               118,000,000                          864,600
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Contracts expired                   0                                  0
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Outstanding at                 118,000,000                         $864,600
1/31/2005
---------------------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or over-the-counter market), if available.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.  With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from closing of the New York Stock Exchange (NYSE).
Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment companies are valued at net asset value.  Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt
CHF--Swiss Franc
EURO--Euro Currency
USD--United States Dollar












Federated Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2005 (unaudited)


   Shares or
   Principal Amount                                                                  Value
                           Common Stocks--90.3%
                           Consumer Discretionary--28.3%
   325,290           1      1-800-FLOWERS.COM, Inc.                           $      2,390,882
   216,300           1      A.C. Moore Arts & Crafts, Inc.                           5,956,902
   700,000           1      Advance Auto Parts, Inc.                                 30,170,000
   29,250                  Applebee's International, Inc.                            814,905
   24,200            1     Arbitron, Inc.                                            989,780
   100,800           1      Buffalo Wild Wings, Inc.                                 4,081,392
   60,000            1      Cabela's, Inc., Class A                                  1,275,000
   286,550           1      Cache, Inc.                                              4,278,192
   120,100           1      Carter's, Inc.                                           4,390,856
   81,100            1      Celebrate Express, Inc.                                  1,743,650
   52,500                  Centerplate, Inc.                                         714,000
   611,800           1      Central European Media Enterprises Ltd., Class
                           A                                                         22,575,420
   208,920           1      Cheesecake Factory, Inc.                                 6,762,740
   83,100            1      Citadel Broadcasting Corp.                               1,164,231
   104,745           1      Cost Plus, Inc.                                          2,747,461
   90,300            1      Ctrip.com International Ltd., ADR                        3,720,270
   38,400            1      Design Within Reach, Inc.                                610,944
   228,618           1      Dick's Sporting Goods, Inc.                              7,773,012
   9,970             1      Entercom Communication Corp.                             312,560
   11,300            1      Getty Images, Inc.                                       787,610
   616,520                 J.D. Wetherspoon PLC                                      2,989,732
   65,800            1      LKQ Corp.                                                1,100,834
   38,550            1      Lamar Advertising Co.                                    1,656,879
   129,000           1      Lodgenet Entertainment Corp.                             2,328,450
   296,298           1      Monro Muffler Brake, Inc.                                7,685,970
   238,500           1      New York & Company                                       4,173,750
   76,506                  Orient-Express Hotel Ltd.                                 1,568,373
   137,700           1      PC Mall, Inc.                                            2,274,804
   534,700           1      PETCO Animal Supplies, Inc.                              20,302,559
   4,400                   PETsMART, Inc.                                            133,012
   1,699             1      SKY Perfect Communications, Inc.                         1,516,671
   147,000           1      Select Comfort Corp.                                     2,876,790
   105,700                 Speedway Motorsports, Inc.                                4,095,875
   10,250            1      Stamps.com, Inc.                                         132,123
   59,500            1      Texas Roadhouse, Inc.                                    1,912,330
   5,900                   Winnebago Industries, Inc.                                203,491
                           Total                                                     158,211,450
                           Consumer Staples--0.1%
   51,900            1      B&G Foods Holdings Corp.                                 757,740
                           Financials--3.1%
   101,500           1      Advance America Cash Advance, Inc.                       2,263,450
   23,958            1      Affiliated Managers Group                                1,519,177
   14,900                  BioMed Realty Trust, Inc.                                 297,255
   23,400                  Endurance Specialty Holdings Ltd.                         804,960
   9,769                   Federal Agricultural Mortgage Association,
                           Class C                                                   211,108
   75,000                  First Potomac Realty Trust                                1,608,750
   13,700            1      GFI Group, Inc.                                          359,488
   30,600                  Global Signal, Inc.                                       795,600
   16,300                  Mercury General Corp.                                     927,470
   29,100            1      Philadelphia Consolidated Holding Corp.                  1,951,737
   214,900           1      QC Holdings, Inc.                                        3,739,260
   6,820                   SFCG Co. Ltd.                                             1,705,987
   31,700                  U-Store-It Trust                                          519,880
   31,600            1      Ziprealty, Inc.                                          552,368
                           Total                                                     17,256,490
                           Healthcare--16.8%
   551,700           1      Abgenix, Inc.                                            4,843,926
   34,200            1      Acadia Pharmaceuticals, Inc.                             241,794
   280,000           1      Acusphere, Inc.                                          1,691,200
   59,000            2      Adaltis, Inc.                                            249,567
   53,100            1      Adaltis, Inc.                                            224,610
   24,300            1      Adeza Biomedical Corp.                                   386,127
   314,378           1      Alexion Pharmaceuticals, Inc.                            7,777,712
   44,200            1      Arthrocare Corp.                                         1,314,950
   119,100           1      Auxilium Pharmaceutical, Inc.                            836,082
   83,500            1      Beverly Enterprises, Inc.                                1,021,205
   142,100           1      Biovail Corp.                                            2,309,125
   693,800           1      Cambridge Heart, Inc.                                    433,625
   505,500           1      Ciphergen Biosystems, Inc.                               1,516,500
   1,200             1      Conceptus, Inc.                                          8,412
   113,100           1      Cubist Pharmaceuticals, Inc.                             1,291,602
   187,180           1      Cytyc Corp.                                              4,688,859
   94,500            1      Digirad Corp.                                            713,475
   387,500           1      Discovery Partners International                         1,650,750
   512,500           1      Dynavax Technologies Corp.                               3,679,750
   119,200           1      Endologix, Inc.                                          817,712
   865,400           1      Genaera Corp.                                            2,665,432
   67,600            1      I-Flow Corp.                                             1,187,056
   184,194           1      INAMED Corp.                                             12,746,225
   108,978           1      Illumina, Inc.                                           1,055,997
   105,934           1      Kyphon, Inc.                                             2,910,007
   62,800            1      Magellan Health Services, Inc.                           2,332,392
   318,100           1      Neurochem, Inc.                                          5,818,049
   242,081           1      Orthofix International NV                                9,678,398
   15,700            1      PRA International                                        380,097
   206,200           1      Penwest Pharmaceuticals Co.                              2,181,596
   650,000           1      Point Therapeutics, Inc.                                 4,004,000
   147,300           1      Progenics Pharmaceuticals, Inc.                          2,984,298
   55,500            1      Regeneron Pharmaceuticals, Inc.                          399,600
   156,100           1      Spectrum Pharmaceuticals, Inc.                           983,430
   27,300            1      Stratagene Corp.                                         180,180
   5,400             1      Symmetry Medical, Inc.                                   108,810
   126,800           1      TLC Vision Corp.                                         1,180,508
   39,300            1      Transkaryotic Therapies, Inc.                            942,414
   75,660            1      United Surgical Partners International, Inc.             2,980,247
   19,560            1      VCA Antech, Inc.                                         362,838
   424,100           1      Vical, Inc.                                              2,035,680
   198,300                 Xenova Group PLC, ADR                                     267,705
   170,100           1      YM Biosciences, Inc.                                     507,086
   6,500             1      Zoll Medical Corp.                                       211,900
                           Total                                                     93,800,928
                           Industrials--15.9%
   22,600            1      51JOBS, Inc., ADR                                        546,920
   2,284,700         1      ABX Air, Inc.                                            18,163,365
   31,348                  American Power Conversion Corp.                           666,772
   54,700                  CNF Transportation, Inc.                                  2,565,977
   65,182            1      CoStar Group, Inc.                                       2,799,567
   73,740            1      Concorde Career Colleges, Inc.                           1,279,389
   118,040           1      DRS Technologies, Inc.                                   4,792,424
   61,720            1      Dollar Thrifty Automotive Group                          1,926,281
   101,000           1      Educate, Inc.                                            1,311,990
   89,104                  Expeditors International Washington, Inc.                 5,002,299
   38,612            1      Exponent, Inc.                                           963,369
   193,160           1      Forward Air Corp.                                        8,231,513
   395,400           1      Innovative Solutions and Support, Inc.                   11,294,601
   85,400            1      Interline Brands, Inc.                                   1,562,820
   149,300           1      Mastec, Inc.                                             1,327,277
   70,426            1      Monster Worldwide, Inc.                                  2,203,630
   180,600           1      NuCo2, Inc.                                              3,958,752
   268,000                 Overnite Corp.                                            8,275,840
   667,900           1      Quality Distribution, Inc.                               5,837,446
   16,400                  Roper Industries, Inc.                                    952,184
   57,400                  Ryder Systems, Inc.                                       2,614,570
   31,000                  Simpson Manufacturing Co., Inc.                           1,112,900
   116,488                 Vicor Corp.                                               1,625,008
                           Total                                                     89,014,894
                           Information Technology--25.6%
   385,200          1,2     20-20 Technologies, Inc.                                 2,172,501
   203,800                 ARM Holdings PLC, ADR                                     1,122,938
   116,360           1      ATI Technologies, Inc.                                   2,016,519
   171,300                 Adtran, Inc.                                              3,067,983
   120,118           1      Altiris, Inc.                                            3,905,036
   47,300            1      Bankrate, Inc.                                           859,441
   209,000           1      Blackboard Inc.                                          3,739,010
   144,792           1      Business Objects SA, ADR                                 3,531,477
   1,322,100         1      CSR PLC                                                  9,996,725
   93,660            1      Cabot Microelectronics Corp.                             2,850,074
   181,922           1      Ceva, Inc.                                               1,591,818
   74,800            1      Cherokee International Corp                              628,320
   311,700           1      Cirrus Logic, Inc.                                       1,430,703
   24,852            1      Cognos, Inc.                                             1,028,127
   663,900           1      Digital Impact, Inc.                                     962,655
   16,000            1      Digital River, Inc.                                      625,760
   61,200            1      Digital Theater Systems, Inc.                            1,249,092
   118,949           1      eCollege.com                                             1,238,259
   418,000           1      Epicor Software Corp.                                    5,638,820
   105,552           1      Filenet Corp.                                            2,359,087
   53,072            1      Foundry Networks, Inc.                                   545,580
   119,000           1      Fundtech Ltd.                                            1,036,490
   74,200            1      Housevalues, Inc.                                        1,053,640
   54,000            1      Hummingbird Ltd.                                         1,301,400
   88,000            1      Hyperion Solutions Corp.                                 4,227,520
   282,000           1      Indus International, Inc.                                626,040
   298,333           1      Infocrossing, Inc.                                       5,367,011
   132,372           1      Informatica Corp.                                        1,024,559
   82,382            1      Intrado, Inc.                                            1,107,214
   44,745            1      Iron Mountain, Inc.                                      1,261,809
   11,600            1      Jamdat Mobile, Inc.                                      254,388
   136,400           1      Komag, Inc.                                              2,650,252
   90,700            1      M-Systems Flash Disk Pioneers Ltd.                       1,823,977
   379,600           1      MEMC Electronic Materials, Inc.                          4,669,080
   77,400            1      MKS Instruments, Inc.                                    1,211,310
   39,300            1      Macromedia, Inc.                                         1,345,632
   260,802           1      Magma Design Automation                                  3,520,827
   36,800            1      Majesco Holdings, Inc.                                   436,080
   1,083,200         1      Maxtor Corp.                                             5,123,536
   192,084           1      Mediagrif Interactive Technologies, Inc.                 1,524,415
   210,000           1     Microsemi Corp.                                           3,240,300
   186,500           1      Mobility Electronics, Inc.                               1,458,430
   174,800           1      Motive, Inc.                                             1,840,644
   68,000            1      NAVTEQ Corp.                                             2,603,720
   273,142           1      NIC, Inc.                                                1,317,910
   56,200            1      NetIQ Corp.                                              660,912
   174,900           1      Niku Corp.                                               3,445,530
   45,000           1,2     Online Resources Corp.                                   396,900
   378,359           1      Online Resources Corp.                                   3,337,126
   105,800           1      Onvia.com, Inc.                                          604,118
   32,900            1      Orckit Communications Ltd.                               1,515,045
   266,880           1      Pervasive Software, Inc.                                 1,080,864
   311,600           1      PowerDsine Ltd.                                          3,714,272
   168,000           1      Quest Software, Inc.                                     2,385,600
   305,630           1      Radvision Ltd.                                           4,492,761
   181,100           1      S1 Corp.                                                 1,496,792
   69,100                  SS&C Technologies, Inc.                                   1,511,217
   23,710            1      Sandisk Corp.                                            585,637
   83,100            1      Seagate Technology Holdings                              1,406,052
   117,612           1      Sigmatel Inc.                                            4,635,089
   128,000           1      Sonic Solutions                                          2,279,680
   216,500           1      Support.com, Inc.                                        1,327,145
   64,600            1      TNS, Inc.                                                1,437,996
   25,400            1      Telvent GIT, S.A.                                        264,414
   224,500           1      Ultratech, Inc.                                          3,324,845
   103,828           1      ValueClick, Inc.                                         1,373,645
   240,550           1      Visual Networks, Inc.                                    1,106,530
                           Total                                                     142,968,279
                           Telecommunication Services--0.4%
   66,200            1      Western Wireless Corp., Class A                          2,501,036
                           Utilities--0.1%
   19,700                  Consolidated Water Co.                                    598,880
                           Total Common Stocks (identified cost
                           $425,280,416)                                             505,109,697
                           WARRANTS--0.5%
                           Healthcare- 0.3%
   325,000           1     Point Therapeutics, Inc., Warrants                        1,767,146
                           Information Technology- 0.2%
   89,059            1     Infocrossing, Inc., Warrants                              992,209
                           Total warrants (identified cost $11,131)                  2,759,355
                           Repurchase Agreement--8.9%
$  49,865,000              Interest in $2,000,000,000 joint repurchase
                           agreement with Barclays Capital, Inc., 2.52%,
                           dated 1/31/2005, to be repurchased at
                           $49,868,491 on 2/1/2005, collateralized by U.S.
                           Government Agency Obligations with various
                           maturities to 5/15/2029, collateral market
                           value $2,040,143,633 (AT AMORTIZED COST)                  49,865,000
                           Total Investments--99.7%
                           (identified cost $475,156,547)3                           557,734,052
                           other assets and liabilities--net--0.3%                     1,863,055
                           total net assets--100%                              $      559,597,107

1      Non-income producing security.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $2,818,968 which represents 0.5% of total net assets.
3      The cost of investments for federal tax purposes amounts to
       $475,156,547. The net unrealized appreciation of investments for federal tax purposes was $82,577,505.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $102,659,804 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,082,299.


Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.
Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock
Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.
The following acronym is used throughout this portfolio:
ADR         --American Depositary Receipt













Federated Large Cap Growth Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Shares                                                                          Value
                      Common Stocks--98.9%
                      Consumer Discretionary--18.5%
   22,000             Best Buy Co., Inc.                                    $      1,183,380
   22,000             Centex Corp.                                                 1,348,820
   80,000             Clear Channel Communications, Inc.                           2,594,400
   23,000         1   Coach, Inc.                                                  1,290,300
   80,000         1   Comcast Corp., Class A                                       2,575,200
   56,600             E.W. Scripps Co., Class A                                    2,623,976
   30,000         1   eBay, Inc.                                                   2,445,000
   50,000             Home Depot, Inc.                                             2,063,000
   30,000             International Game Technology                                939,000
   31,500         2   Las Vegas Sand Corp.                                         1,367,100
   40,000         2   Lowe's Cos., Inc.                                            2,279,600
   30,000         1   MGM Grand, Inc.                                              2,154,300
   21,000             Marriott International, Inc., Class A                        1,326,780
   60,000             May Department Stores Co.                                    2,034,000
   150,000        2   News Corp., Inc.                                             2,550,000
   28,000             Nordstrom, Inc.                                              1,351,000
   18,500         2   Omnicom Group, Inc.                                          1,570,465
   140,000       1,2  Radio One, Inc.                                              2,198,000
   20,000             Station Casinos, Inc.                                        1,230,000
   25,000         1   Starbucks Corp.                                              1,350,000
   30,000         1   Urban Outfitters, Inc.                                       1,262,100
   100,000            Viacom, Inc., Class B                                        3,734,000
   100,000        2   Walt Disney Co.                                              2,863,000
   38,000         1   Williams-Sonoma, Inc.                                        1,314,800
   40,000         1   XM Satellite Radio Holdings, Inc., Class A                   1,276,400
                      Total                                                        46,924,621
                      Consumer Staples--10.8%
   50,000             Altria Group, Inc.                                           3,191,500
   63,700             Coca-Cola Co.                                                2,642,913
   110,000            Colgate-Palmolive Co.                                        5,779,400
   40,000             Gillette Co.                                                 2,028,800
   80,000             PepsiCo, Inc.                                                4,296,000
   50,000         2   Procter & Gamble Co.                                         2,661,500
   525,000        1   Rite Aid Corp.                                               1,858,500
   95,000             Wal-Mart Stores, Inc.                                        4,978,000
                      Total                                                        27,436,613
                      Energy--7.6%
   55,000         2   Apache Corp.                                                 2,993,100
   60,000             BJ Services Co.                                              2,883,000
   26,000             Bill Barrett Corp.                                           821,080
   72,000         2   Devon Energy Corp.                                           2,928,240
   209,800        1   OMI Corp.                                                    3,671,500
   39,800             Schlumberger Ltd.                                            2,707,992
   75,000        1,2  Transocean Sedco Forex, Inc.                                 3,300,000
                      Total                                                        19,304,912
                      Financials--8.7%
   55,800             Bank of America Corp.                                        2,587,446
   50,000             Bank of New York Co., Inc.                                   1,485,500
   80,000             Citigroup, Inc.                                              3,924,000
   45,000             Doral Financial Corp.                                        1,946,250
   75,000             J.P. Morgan Chase & Co.                                      2,799,750
   40,000             Federal National Mortgage Association                        2,583,200
   20,000             Franklin Resources, Inc.                                     1,357,200
   50,000             Morgan Stanley                                               2,798,000
   80,000             U.S. Bancorp                                                 2,404,000
                      Total                                                        21,885,346
                      Health Care--14.7%
   17,400             Aetna, Inc.                                                  2,210,670
   75,000         1   Boston Scientific Corp.                                      2,479,500
   58,050         1   Caremark Rx, Inc.                                            2,269,755
   75,000         1   Gilead Sciences, Inc.                                        2,482,500
   150,000            Johnson & Johnson                                            9,705,000
   102,000            McKesson HBOC, Inc.                                          3,517,980
   60,000             Medtronic, Inc.                                              3,149,400
   190,000            Pfizer, Inc.                                                 4,590,400
   31,600             UnitedHealth Group, Inc.                                     2,809,240
   40,000             Wyeth                                                        1,585,200
   30,000         1   Zimmer Holdings, Inc.                                        2,365,500
                      Total                                                        37,165,145
                      Industrials--7.3%
   81,000             3M Co.                                                       6,833,160
   160,000            General Electric Co.                                         5,780,800
   20,000             ITT Industries, Inc.                                         1,705,800
   20,000             Parker-Hannifin Corp.                                        1,303,200
   50,000         2   Tyco International Ltd.                                      1,807,000
   10,000             United Technologies Corp.                                    1,006,800
                      Total                                                        18,436,760
                      Information Technology--26.1%
   25,000         1   Affiliated Computer Services, Inc., Class A                  1,354,750
   110,000        1   Amdocs Ltd.                                                  3,272,500
   305,000        1   Applied Materials, Inc.                                      4,849,500
   315,000        1   Cisco Systems, Inc.                                          5,682,600
   125,000        1   Dell, Inc.                                                   5,220,000
   200,000        1   EMC Corp. Mass                                               2,620,000
   50,000             IBM Corp.                                                    4,671,000
   397,600            Intel Corp.                                                  8,926,120
   65,000         1   KLA-Tencor Corp.                                             3,006,250
   50,000         1   McAfee, Inc.                                                 1,292,500
   300,000            Microsoft Corp.                                              7,884,000
   257,200            Motorola, Inc.                                               4,048,328
   125,000            Paychex, Inc.                                                3,811,250
   50,000         1   Research in Motion Ltd.                                      3,564,500
   215,000        2   STMicroelectronics N.V.                                      3,596,950
   90,000        1,2  Symantec Corp.                                               2,101,500
                      Total                                                        65,901,748
                      Materials--5.2%
   60,000             Air Products & Chemicals, Inc.                               3,534,600
   75,000         2   Freeport-McMoRan Copper & Gold, Inc., Class B                2,760,750
   75,000         1   Inco Ltd.                                                    2,468,250
   55,000         2   Newmont Mining Corp.                                         2,287,450
   118,000        2   Placer Dome, Inc.                                            2,011,900
                      Total                                                        13,062,950
                      Total Common Stocks (identified cost $223,484,307)           250,118,095
                      Repurchase Agreements--0.1%
   246,000            Interest in $2,000,000,000 joint repurchase
                      agreement with Barclays Capital, Inc., 2.52%,
                      dated 1/31/2005 to be repurchased at $246,017 on
                      2/1/2005, collateralized with U.S. Government
                      Agency Obligations with various maturities to
                      5/15/2029, collateral market value $2,040,143,633
                      (AT AMORTIZED COST)                                          246,000
                      Mutual Fund--7.9%
   20,081,356     3   Prime Value Obligations Fund, IS Shares (held as
                      collateral for securities lending)                           20,081,356
                      Total Investments -
                      106.9%
                      (identified cost $243,811,663)4                              270,445,451
                      other assets and liabilities - net - (6.9)%                  (17,573,715)
                      total net assets - 100%                               $      252,871,736

1      Non-income producing security.
2
       Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
       As of January 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned   Market Value of Collateral
       $19,549,856 $20,081,356



3      Affiliated company.

4 The cost of investments for federal tax purposes amounts to $243,811,663. The net unrealized appreciation of investments for federal tax purposes was $26,633,788. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,316,546 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,682,758.

Note:             The categories of investments are shown as a percentage of total net assets at January 31, 2005.
Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant evnt occuring between the close of their primary markets and the closing of the New York Stock
Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision by the Board of Trustees.












Federated Market Opportunity Fund
Portfolio of Investments
January 31, 2005 (unaudited)

    Principal
    Amount
    or Shares                                                                      Value
                         Common Stocks--21.8%
                         Beverages--1.1%
$   2,397,000            Kirin Brewery Co. Ltd.                             $      24,242,965
                         Containers & Packaging--0.5%
    259,582              Mayr-Melnhof Karton AG, ADR                               10,674,090
                         Diversified Telecommunication Services--1.6%
    552,300              BCE, Inc.                                                 13,167,270
    3,614,100            Telstra Corp. Ltd.                                        13,837,478
    346,300              Telstra Corp. Ltd., ADR                                   6,666,275
                         Total                                                     33,671,023
                         Electric Utilities--0.5%
    1,232,100            Scottish Power PLC                                        9,780,284
                         Food & Staples Retailing--0.4%
    350,800              Boots Group PLC, ADR                                      8,819,779
                         Gas Utilities--0.5%
    1,662,200            Snam Rete Gas SPA                                         9,868,076
                         Leisure Equipment & Products--0.4%
    252,900              Fuji Photo Film Co., ADR                                  9,182,799
                         Metals & Mining--2.5%
    420,500              Anglo American PLC                                        9,756,289
    601,500              Anglogold Ltd., ADR                                       19,711,155
    405,500              Barrick Gold Corp.                                        8,864,230
    774,600              Harmony Gold Mining Co. Ltd., ADR                         6,297,498
    6,374,500    1       Lihir Gold Ltd.                                           5,138,179
    169,000      1       Lihir Gold Ltd., ADR                                      2,720,900
                         Total                                                     52,488,251
                         Oil & Gas--5.1%
    784,200              Husky Energy, Inc.                                        21,115,872
    182,000              Imperial Oil Ltd.                                         11,266,213
    142,200              Nexen, Inc.                                               5,900,415
    150,000              OMV AG, ADR                                               9,342,495
    562,500              Petro-Canada, Inc.                                        29,000,826
    465,300              Santos Ltd., ADR                                          13,535,112
    425,000              Statoil ASA                                               6,444,099
    872,800              Statoil ASA, ADR                                          13,371,296
                         Total                                                     109,976,328
                         Paper & Forest Products--0.2%
    3,234,450            Carter Holt Harvey Ltd.                                   5,008,044
                         Pharmaceuticals--6.5%
    625,400              Daiichi Pharmaceutical Co.                                14,455,057
    1,384,300            Sankyo Co. Ltd.                                           30,793,394
    817,000              Shionogi and Co.                                          10,289,375
    516,000              Taisho Pharmaceutical Co.                                 10,830,921
    499,100              Takeda Pharmaceutical Co. Ltd.                            23,697,858
    1,028,000            Tanabe Seiyaku Co. Ltd.                                   10,863,347
    477,100      1       Watson Pharmaceuticals, Inc.                              14,231,893
    644,400              Yamanouchi Pharmaceutical Co. Ltd.                        23,445,165
                         Total                                                     138,607,010
                         Real Estate--2.5%
    385,500              Health Care Property Investors, Inc.                      10,007,580
    6,188,600            Investa Property Group                                    10,312,422
    1,698,800            Multiplex Group                                           7,689,266
    139,100              Pan Pacific Retail Properties, Inc.                       8,052,499
    235,085              Rodamco Europe NV, Foreign Shares - Closed-end
                         Funds                                                     17,817,037
                         Total                                                     53,878,804
                         Total Common Stocks (identified cost
                         $358,818,183)                                             466,197,453
                         Corporate Bonds--1.8%
                         Diversified Telecommunication Services--0.6%
    11,850,000           AT&T Corp., Global Bond, 6.00%, 3/15/2009                 12,590,625
                         Health Care Providers & Services--0.8%
    18,500,000           Tenet Healthcare Corp., 6.50%, 6/1/2012                   16,557,500
                         Oil & Gas--0.4%
    8,800,000            Williams Cos., Inc., Note, 7.875%, 9/1/2021               10,032,000
                         Total Corporate Bonds (identified cost
                         $35,554,400)                                              39,180,125
                         Governments/Agencies--6.3%
    1,180,000,000        European Investment Bank, 2.125%, 9/20/2007               12,008,965
    3,250,000,000        Japan-225, Bond, .10%, 10/20/2006                         31,383,107
    3,250,000,000        Japan-227, Bond, .10%, 12/20/2006                         31,377,775
    91,423,460           Mexican Cetes, 3/31/2005                                  8,068,573
    137,552,000          Mexican Cetes, 4/14/2005                                  12,105,549
    115,973,730          Mexican Cetes, 4/7/2005                                   10,024,418
    118,432,620          Mexican Cetes, 7/7/2005                                   10,060,017
    228,920,000          Mexican Fixed Rate Bonds, Bond, 9.50%,
                         12/18/2014                                                20,359,808
                         Total GOVERNMENTS/ AGENCIES (IDENTIFIED COST
                         $134,628,984)                                             135,388,212
                         Preferred Stocks--1.3%
    1,642,589    2       Morgan Stanley & Co., Inc., PERCS,
                         $0.232018,Quarterly Dividend (Gold Fields)                18,733,728
    1,628,154    2       Morgan Stanley & Co., Inc., PERCS (Kinross Gold)          9,939,880
                         Total PREFERRED STOCKS (IDENTIFIED COST
                         $29,075,330)                                              28,673,608
                         U.S. Treasury--25.0%
    60,000,000           United States Treasury Note, 1.50%, 3/31/2006             58,996,800
    65,000,000           United States Treasury Note, 1.625%, 10/31/2005           64,416,300
    60,000,000           United States Treasury Note, 1.875%, 11/30/2005           59,508,000
    65,000,000           United States Treasury Note, 1.875%, 12/31/2005           64,395,500
    60,000,000           United States Treasury Note, 2.25%, 4/30/2006             59,428,200
    60,000,000           United States Treasury Note, 2.375%, 8/15/2006            59,306,400
    40,000,000           United States Treasury Note, 2.50%, 5/31/2006             39,700,000
    65,000,000           United States Treasury Note, 2.75%, 6/30/2006             64,695,150
    65,000,000           United States Treasury Note, 3.00%, 12/31/2006            64,695,150
                         Total U.S. TREASURY (IDENTIFIED COST
                         $538,321,933)                                             535,141,500
                         PURCHASE PUT OPTIONS---2.4%
    2,400                S&P 500 Index, Expiration Date, 3/19/2005                 22,356,000
    1,600                S&P 500 Index, Expiration Date, 3/19/2005                 18,872,000
    800                  S&P 500 Index, Expiration Date, 6/16/2005                 9,204,000
                         Total PURCHASE PUT OPTIIONS(IDENTIFIED COST
                         $71,329,900)                                              $50,432,000
                         Mutual Funds--1.0%
    2,980,843    3       The High Yield Bond Portfolio (IDENTIFIED COST
                         $18,517,118)                                              20,955,329
                         Repurchase Agreements--39.1%
    338,077,000          Interest in $2,000,000,000 purchase agreement
                         with Barclays Capital, Inc., 2.52%, dated
                         1/31/2005 to be repurchased at $338,100,665 on
                         2/1/2005, collateralized by U.S. Government
                         Agency Obligations  with various maturities to
                         05/15/2029, collateral market value
                         $2,040,143,633.                                           338,077,000
    500,000,000          Interest in $1,105,000,000 joint repurchase
                         agreement with Morgan Stanley & Co., Inc.,
                         2.52%, dated 1/31/2005 to be repurchased at
                         $500,035,000 on 2/1/2005, collateralized by
                         U.S. Government Obligations with various
                         maturities to 12/15/2016, collateral market
                         value $1,127,729,489.                                     500,000,000
                         Total REPURCHASE AGREEMENTS (at amortized cost)           838,077,000
                         Total Investments -
                         98.7%
                         (identified cost $2,024,322,848)4                         2,114,045,227
                         other assets and liabilities - net - 1.3%                 28,697,769
                         total net assets - 100%                            $      2,142,742,996

1      Non-income producing security.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $ 28,673,608 which represents 1.3% of total net assets.

       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Trustees ( the "Trustees), held at January 31, 2005, is as follows:


Security                                        Acquisition     Acquisition
                                                   Date            Cost
Morgan Stanley & Co., Inc., PERCS,              04/16/2004     $ 19,999,999
$0.232018,Quarterly Dividend (Gold Fields)
Morgan Stanley & Co., Inc., PERCS (Kinross      06/25/2004      $ 9,075,330
Gold)



3      Affiliated company.
4      The cost of investments for federal tax purposes amounts to
       $2,023,659,899. The net unrealized appreciation of investments for federal tax purposes was $90,385,328, This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $118,765,657 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,380,329.

Note:             The categories of investments are shown as a percentage of total net assets at January 31, 2005.
Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock
Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
PERCS       --Preferred Equity Redemption Cumulative Stock







Federated Mid Cap Growth Strategies Fund
Portfolio of Investments
January 31, 2005 (unaudited)

     Principal
     Amount
     or Shares                                                                       Value
                          Common Stocks--97.9%
                          Consumer Discretionary--18.2%
     106,400              American Eagle Outfitters, Inc.                     $      5,405,120
     39,500               Black & Decker Corp.                                       3,254,800
     113,100       1      Boyd Gaming Corp.                                          4,501,380
     136,700              Brunswick Corp.                                            6,304,604
     107,300              Choice Hotels International, Inc.                          6,223,400
     96,400               D. R. Horton, Inc.                                         3,834,792
     155,000      1,2     Dick's Sporting Goods, Inc.                                5,270,000
     57,700               Harrah's Entertainment, Inc.                               3,648,948
     268,500              Hilton Hotels Corp.                                        5,974,125
     41,400               Las Vegas Sand Corp.                                       1,796,760
     218,600              Limited, Inc.                                              5,180,820
     93,600        1      Marriott International, Inc., Class A                      5,913,648
     94,500        1      Neiman-Marcus Group, Inc., Class A                         6,322,050
     113,900              Sherwin-Williams Co.                                       4,920,480
     145,350      1,2     Shuffle Master, Inc.                                       4,232,592
     129,600              Starwood Hotels & Resorts Worldwide, Inc.                  7,502,544
     166,300       1      Station Casinos, Inc.                                      10,227,450
     168,400       2      Urban Outfitters, Inc.                                     7,084,588
     213,000      1,2     WCI Communities, Inc.                                      6,786,180
     160,000              Wolverine World Wide, Inc.                                 5,028,800
     86,800       1,2     Wynn Resorts Ltd.                                          5,690,608
     133,400      1,2     XM Satellite Radio Holdings, Inc., Class A                 4,256,794
     163,300              Yum! Brands, Inc.                                          7,568,955
                          Total                                                      126,929,438
                          Consumer Staples--3.7%
     216,100       2      BJ's Wholesale Club, Inc.                                  6,182,621
     183,150              Church and Dwight, Inc.                                    6,305,854
     111,600      1,2     Constellation Brands, Inc., Class A                        5,794,272
     93,200        1      Reynolds American, Inc.                                    7,495,144
                          Total                                                      25,777,891
                          Energy--5.0%
     259,700              Chesapeake Energy Corp.                                    4,562,929
     52,700               Noble Energy, Inc.                                         3,118,259
     208,700       2      OMI Corp.                                                  3,652,250
     62,000       1,2     Smith International, Inc.                                  3,670,400
     101,600              Suncor Energy, Inc.                                        3,251,200
     84,000        1      Teekay Shipping Corp.                                      3,727,080
     91,000        2      Ultra Petroleum Corp.                                      4,689,230
     78,000               Valero Energy Corp.                                        4,058,340
     107,100              XTO Energy, Inc.                                           3,845,961
                          Total                                                      34,575,649
                          Financials--7.5%
     57,900       1,2     Affiliated Managers Group                                  3,671,439
     155,800      1,2     Americredit Corp.                                          3,824,890
     122,200              Bank of Hawaii Corp.                                       5,854,602
     169,400       2      CB Richard Ellis Services                                  5,927,306
     78,400        1      Capital One Financial Corp.                                6,137,152
     97,400               City National Corp.                                        6,797,546
     83,550               Legg Mason, Inc.                                           6,452,566
     59,000               Moody's Corp.                                              4,943,020
     70,700               Redwood Trust, Inc.                                        4,005,862
     82,200               Torchmark Corp.                                            4,488,120
                          Total                                                      52,102,503
                          Healthcare--17.9%
     92,800       1,2     Advanced Neuromodulation Systems, Inc.                     3,666,528
     106,100              Bard (C.R.), Inc.                                          7,193,580
     76,900               Beckman Coulter, Inc.                                      5,152,300
     49,000               CIGNA Corp.                                                3,932,250
     121,300       2      Caremark Rx, Inc.                                          4,742,830
     159,600      1,2     Covance, Inc.                                              6,783,000
     204,100       2      Cytyc Corp.                                                5,112,705
     197,550       2      DaVita, Inc.                                               8,289,198
     162,300      1,2     Elan Corp. PLC, ADR                                        4,370,739
     558,700       2      Exelixis, Inc.                                             4,335,512
     182,800       2      Gilead Sciences, Inc.                                      6,050,680
     49,700        2      Henry Schein, Inc.                                         3,382,582
     77,600        2      Kinetic Concepts, Inc.                                     5,044,000
     162,900              Manor Care, Inc.                                           5,628,195
     95,500        2      PacifiCare Health Systems, Inc.                            5,876,115
     141,000       2      Patterson Cos., Inc.                                       6,567,780
     161,400      1,2     Protein Design Laboratories, Inc.                          3,255,438
     36,700               Quest Diagnostic, Inc.                                     3,497,510
     144,100       2      Renal Care Group, Inc.                                     5,498,856
     46,200               Schering AG, ADR                                           3,119,424
     102,400      1,2     Sepracor, Inc.                                             5,855,232
     85,500       1,2     Sierra Health Services, Inc.                               4,696,515
     150,600       2      Thermo Electron Corp.                                      4,508,964
     84,200        2      Varian Medical Systems, Inc.                               3,176,866
     100,000       2      Waters Corp.                                               4,908,000
                          Total                                                      124,644,799
                          Industrials--14.3%
     141,300              AMETEK, Inc.                                               5,397,660
     53,300        2      Alliant Techsystems, Inc.                                  3,548,714
     68,400               Cooper Industries Ltd., Class A                            4,753,800
     78,400               Corporate Executive Board Co.                              5,009,760
     62,600        1      Cummins, Inc.                                              4,862,142
     71,000        1      Eaton Corp.                                                4,827,290
     88,100        1      Expeditors International Washington, Inc.                  4,945,934
     146,100              Hunt (J.B.) Transportation Services, Inc.                  6,445,932
     59,300               ITT Industries, Inc.                                       5,057,697
     250,050              Joy Global, Inc.                                           6,983,897
     69,200        1      L-3 Communications Holdings, Inc.                          4,941,572
     136,300              Masco Corp.                                                5,015,840
     169,500              Pentair, Inc.                                              7,512,240
     63,600        1      Precision Castparts Corp.                                  4,471,080
     121,000       1      Rockwell Automation, Inc.                                  6,854,650
     114,100              Rockwell Collins                                           4,894,890
     106,900              UTI Worldwide, Inc.                                        7,363,272
     114,000       2      Wabash National Corp.                                      2,893,320
     76,900        2      Yellow Roadway Corp.                                       4,354,078
                          Total                                                      100,133,768
                          Information Technology--20.5%
     857,400              ARM Holdings PLC, ADR                                      4,724,274
     320,600       2      ASM Lithography Holding NV                                 5,267,458
     135,200              Acxiom Corp.                                               3,120,416
     65,100        2      Affiliated Computer Services, Inc., Class A                3,527,769
     189,800       2      Altera Corp.                                               3,644,160
     234,600       2      Amdocs Ltd.                                                6,979,350
     115,800       2      Anixter International, Inc.                                3,871,194
     153,600       2      Ansys, Inc.                                                4,961,280
     133,700       2      Apple Computer, Inc.                                       10,281,530
     200,000              Autodesk, Inc.                                             5,874,000
     250,100       2      Avaya, Inc.                                                3,588,935
     161,900       2      Cognizant Technology Solutions Corp.                       6,136,010
     214,100       2      Cymer, Inc.                                                5,677,932
     132,600              Harris Corp.                                               8,588,502
     153,800       2      Jabil Circuit, Inc.                                        3,625,066
     224,000       2      Juniper Networks, Inc.                                     5,629,120
     156,500       2      KLA-Tencor Corp.                                           7,238,125
     124,800       2      Kanbay International, Inc.                                 3,363,360
     238,300      1,2     Lam Research Corp.                                         6,376,908
     515,400      1,2     MEMC Electronic Materials                                  6,339,420
     77,300               Maxim Integrated Products, Inc.                            3,015,473
     302,300       2      McAfee, Inc.                                               7,814,455
     103,300              Plantronics, Inc.                                          3,843,793
     310,600      1,2     RSA Security, Inc.                                         5,469,666
     171,300       2      Symantec Corp.                                             3,999,855
     206,300       2      Veritas Software Corp.                                     5,306,036
     97,650       1,2     Zebra Technologies Corp., Class A                          4,973,315
                          Total                                                      143,237,402
                          Materials--5.2%
     349,300       2      AK Steel Holding Corp.                                     5,068,343
     163,700              Agrium, Inc.                                               2,642,118
     80,700               CONSOL Energy, Inc.                                        3,404,733
     83,800       1,2     Cleveland Cliffs, Inc.                                     5,487,224
     168,700       1      Ecolab, Inc.                                               5,676,755
     119,200              Monsanto Co.                                               6,452,296
     72,100        1      Nova Chemicals Corp.                                       3,255,315
     55,000               Peabody Energy Corp.                                       4,661,250
                          Total                                                      36,648,034
                          Telecommunication Services--2.5%
     397,700       2      American Tower Systems Corp.                               7,206,324
     114,500       2      NII Holdings, Inc.                                         6,160,100
     204,500       2      Nextel Partners, Inc., Class A                             4,067,505
                          Total                                                      17,433,929
                          Utilities--3.1%
     472,500       2      AES Corp.                                                  6,638,625
     177,300              Edison International                                       5,756,931
     118,300              Pinnacle West Capital Corp.                                4,933,110
     464,900      1,2     Sierra Pacific Resources                                   4,574,616
                          Total                                                      21,903,282
                          Total Common Stocks (identified cost
                          $568,026,698)                                              683,386,695
                          Repurchase AgreementS--9.5%
     16,199,000           Interest in $2,000,000,000 joint repurchase
                          agreement with Barclays Capital, Inc, 2.52%,
                          dated 1/31/2005 to be repurchased at $16,200,134
                          on 2/1/2005, collateralized by U.S. Government
                          Agency Obligations with various maturities to
                          5/15/2029, collateral market value
                          $2,040,143,633.                                            16,199,000
     50,025,000           Interest in $1,500,000,000 joint repurchase
                          agreement with Bear Stearns and CO., Inc, 2.52%,
                          dated 1/31/2005 to be repurchased at $50,028,502
                          on 2/1/2005, collateralized by U.S. Government
                          Agency Obligations with various maturities to
                          2/1/2035, collateral market value $1,547,522,029.          50,025,000
                          Total repurchase agreements (at amortized cost)            66,224,000
                          Total Investments--107.4%
                          (identified cost $634,250,698)3                            749,610,695
                          Other assets and liabilities--net--(7.4)%
                                                                                     (51,738,126)
                          Total Net assets--100%                               $      697,872,569



1       Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
        As of January 31, 2005, securities subject to this type of arrangement and related collateral were as follows:


Market Value of Securities Loaned         Market Value of Collateral
$49,712,776                               $50,025,000

2       Non-income producing security.
3       The cost of investments for federal tax purposes amounts to $634,250,698. The net unrealized appreciation of investments for federal tax purposes was $115,359,997. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,507,766 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,147,769.
Investment Valuation
U.S. Government securities are generally valued at the mean of the latest bid and asked prices as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.
Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

The following acronym is used throughout this portfolio:
ADR         --American Depositary Receipt







Federated Technology Fund
Portfolio of Investments
January 31, 2005 (unaudited)

    Shares                                                                          Value
                         Common Stocks--99.4%
                         Consumer Discretionary--3.8%
$   18,900        1      Amazon.com, Inc.                                   $       816,858
    54,000               Philips Electronics NV, ADR                                1,408,320
    22,800        1      eBay, Inc.                                                 1,858,200
                         Total                                                      4,083,378
                         Health Care--4.1%
    20,500        1      Elan Corp. PLC, ADR                                        552,065
    64,700        1      Exelixis, Inc.                                             502,072
    22,700        1      Gilead Sciences, Inc.                                      751,370
    25,800               Medtronic, Inc.                                            1,354,242
    15,600               Novartis AG, ADR                                           746,928
    7,400                Schering AG, ADR                                           499,648
                         Total                                                      4,406,325
                         Information Technology--91.5%
    275,000              ARM Holdings PLC, ADR                                      1,515,250
    92,000        1      ASM Lithography Holding NV                                 1,511,560
    47,200        1      Accenture Ltd.                                             1,229,560
    55,600               Advantest Corp., ADR                                       1,163,152
    13,600        1      Affiliated Computer Services, Inc., Class A                736,984
    435,300       1      Agere Systems, Inc., Class A                               626,832
    71,500        1      Altera Corp.                                               1,372,800
    87,500        1      Amdocs Ltd.                                                2,603,125
    67,600               Analog Devices, Inc.                                       2,426,164
    243,600       1      Applied Materials, Inc.                                    3,873,240
    128,000       1      Avaya, Inc.                                                1,836,800
    107,000       1      BEA Systems, Inc.                                          911,640
    148,900       1      BMC Software, Inc.                                         2,505,987
    37,200       1,2     Business Objects SA, ADR                                   907,308
    173,500       1      Cadence Design Systems, Inc.                               2,312,755
    143,800       1      Celestica, Inc.                                            1,876,590
    73,600        1      Check Point Software Technologies Ltd.                     1,787,008
    150,800       1      Cisco Systems, Inc.                                        2,720,432
    35,300        1      Cognizant Technology Solutions Corp.                       1,337,870
    29,300        1      Cognos, Inc.                                               1,212,141
    72,000        1      Comverse Technology, Inc.                                  1,609,200
    95,300        1      Cymer, Inc.                                                2,527,356
    69,000        1      Dell, Inc.                                                 2,881,440
    186,000              EMC Corp. Mass                                             2,436,600
    41,500        1      Electronics for Imaging, Inc.                              705,500
    29,900        1      Entegris, Inc.                                             265,811
    45,800               Hewlett-Packard Co.                                        897,222
    23,200               IBM Corp.                                                  2,167,344
    136,100              Intel Corp.                                                3,055,445
    143,800              Intersil Holding Corp.                                     2,132,554
    31,700        1      Intuit, Inc.                                               1,236,300
    50,000        1      Jabil Circuit, Inc.                                        1,178,500
    64,600        1      Juniper Networks, Inc.                                     1,623,398
    71,370        1      KLA-Tencor Corp.                                           3,300,862
    19,700        1      Kanbay International, Inc.                                 530,915
    80,500        1      LTX Corp.                                                  467,705
    19,000        1      Lexmark International Group, Class A                       1,583,650
    47,600               Linear Technology Corp.                                    1,796,424
    44,600               Maxim Integrated Products, Inc.                            1,739,846
    67,900        1      McAfee, Inc.                                               1,755,215
    101,780              Microsoft Corp.                                            2,674,778
    170,200              Motorola, Inc.                                             2,678,948
    74,400               Nokia Oyj, Class A, ADR                                    1,136,832
    168,300       1      Oracle Corp.                                               2,317,491
    55,600               Paychex, Inc.                                              1,695,244
    6,900         1      Research in Motion Ltd.                                    491,901
    68,800               SAP AG (Systeme, Anwendungen, Produkte in der
                         Datenverarbeitung), ADR                                    2,663,936
    69,100        2      STMicroelectronics NV                                      1,156,043
    39,700       1,2     Salesforce.com Inc.                                        543,890
    43,700               Scientific-Atlanta, Inc.                                   1,324,547
    143,300       1      Siebel Systems, Inc.                                       1,248,143
    25,300        1      Storage Technology Corp.                                   796,697
    40,740        1      SunGard Data Systems, Inc.                                 1,095,499
    31,600        1      Symantec Corp.                                             737,860
    111,037              Taiwan Semiconductor Manufacturing Co., ADR                971,574
    18,200        2      Telefonaktiebolaget LM Ericsson, Class B, ADR              533,806
    29,100               Texas Instruments, Inc.                                    675,411
    129,800       1      Unisys Corp.                                               1,018,930
    63,500        1      Veritas Software Corp.                                     1,633,220
    54,300               Xilinx, Inc.                                               1,585,017
    67,200        1      Yahoo, Inc.                                                2,366,112
                         Total                                                      97,704,364
                         Total Common Stocks (identified cost
                         $93,433,919)                                               106,194,067
                         Repurchase Agreement--1.6%
    1,663,000            Interest in $2,000,000,000 joint repurchase
                         agreement with Barclays Capital, Inc., 2.52%,
                         dated 1/31/2005 to be repurchased at $1,663,116
                         on 2/1/2005, collateralized by U.S. Government
                         Agency Obligations with various maturities to
                         5/15/2029, collateral market value
                         $2,040,143,633 (AT AMORTIZED COST)                         1,663,000
                         Mutual Fund--1.9%
    2,074,489     3      Prime Value Obligations Fund, IS Shares (held
                         as collateral for securities lending)                      2,074,489
                         Total Investments - 102.9%
                          (identified cost $97,171,408)4                            109,931,556
                         OTHER ASSETS AND LIABILITIES - NET - (2.9%)                (3,098,416)
                         TOTAL NET ASSETS - 100%                            $       106,833,140

1    Non-income producing security.

2    Certain   or  all   shares  are   temporarily   on  loan  to   unaffiliated
     brokers/dealers.  As  of  January  1,  2005,  securities  subject  to  this arrangement and related collateral were as follows:


   Market Value of Securities Loaned      Market Value of Collateral
               $2,021,793                         $2,074,489

3    Affiliated company.

4    The cost of investments  for federal tax purposes  amounts to  $97,171,408.
     The net unrealized appreciation of investments for federal tax purposes was $12,760,148. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,506,326 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,746,178.

Note:             The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt







Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 23, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005